Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease, lease income
The following table summarizes the amount of operating lease income and other income included in total revenues in the accompanying unaudited condensed consolidated statements of operations:

	Three Months Ended March 31,
(In millions)	2021	2020
Operating lease income from vehicle rentals	$1,099	$1,637
Operating lease income from fleet leasing	149	169
Variable operating lease income	1	33
Revenue accounted for under Topic 842	1,249	1,839
Revenue accounted for under Topic 606	40	84
Total revenues	$1,289	$1,923
The following table summarizes the amount of operating lease income and other income included in total revenues in the accompanying consolidated statements of operations for the years ended December 31, 2020 and 2019:

(In millions)	2020	2019
Operating lease income from vehicle rentals	$4,320	$8,579
Operating lease income from fleet leasing	639	674
Variable operating lease income	30	164
Revenue accounted for under Topic 842	4,989	9,417
Revenue accounted for under Topic 606	269	362
Total revenues	$5,258	$9,779

Operating Lease Costs
The following table summarizes the amount of lease costs incurred by the Company:

	Years ended December 31,
(In millions)	2020	2019	2018
Minimum fixed lease costs(1):
Short-term lease costs	$142	$130	N/A
Operating lease costs	527	545	N/A
Total	669	675	$577
Variable lease costs	23	326	438
Total lease costs	$692	$1,001	$1,015

(1)    Topic 842, which was adopted on January 1, 2019, requires the Company to disclose the short-term portion of minimum fixed lease costs. For the year ended December 31, 2018, under the then existing guidance in Topic 840, the Company was only required to disclose minimum fixed costs in total.

The following summarizes the weighted-average remaining lease term and weighted-average discount rate for the Company's operating leases as a lessee:

December 31, 2020
Weighted-average remaining lease term (in years)	9.5
Weighted-average discount rate	10.6%

Lessee, Operating Lease, Liability, Maturity
The following table summarizes the Company's minimum fixed lease obligations under existing agreements as a lessee, excluding variable concession obligations in excess of minimum annual guarantees and short-term leases, as of December 31, 2020:

(In millions)
2021	$449
2022	386
2023	313
2024	248
2025	193
After 2025	1,061
Total lease payments	2,650
Interest	(1,014)
Operating lease liabilities at December 31, 2020	$1,636